Grayscale Bitcoin Miners ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Consumer Discretionary - 2.7%
Cango, Inc. - ADR (a)		52,573	$222,909

Financials - 2.8%
Block, Inc. (a)		3,147	227,434

Information Technology - 94.4%(b)
American Bitcoin Corp. (a)(c)		39,947	269,241
Applied Digital Corp. (a)		14,118	323,867
Bit Digital, Inc. (a)		101,594	304,782
Bitdeer Technologies Group (a)		19,220	328,470
Bitfarms Ltd. (a)		112,435	317,067
BitFuFu, Inc. - Class A (a)		5,346	20,047
BitMine Immersion Technologies, Inc. (a)		20,222	1,050,128
Canaan, Inc. - ADR (a)		121,505	107,119
Cipher Mining, Inc. (a)		24,726	311,300
Cleanspark, Inc. (a)		25,122	364,269
Core Scientific, Inc. (a)(c)		20,104	360,666
Crypto Flow Technology Ltd. (a)		88,000	44,337
Digi Power X, Inc. (a)		10,771	24,666
Exodus Movement, Inc. - Class A (a)		1,217	33,808
Hive Digital Technologies Ltd. (a)		75,579	304,583
Hut 8 Corp. (a)		9,115	317,293
IREN Ltd. (a)		29,075	1,364,490
MARA Holdings, Inc. (a)		44,945	820,696
Neptune Digital Assets Corp. (a)		37,173	27,785
Northern Data AG (a)		8,921	183,963
Riot Platforms, Inc. (a)		19,725	375,367
Terawulf, Inc. (a)		30,042	343,080
The9 Ltd. - ADR (a)		3,770	40,075
			7,637,099
TOTAL COMMON STOCKS (Cost $6,385,322)			8,087,442

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.4%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)		764,105	764,105
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $764,105)			764,105

MONEY MARKET FUNDS - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)		5,752	5,752
TOTAL MONEY MARKET FUNDS (Cost $5,752)			5,752

TOTAL INVESTMENTS - 109.4% (Cost $7,155,179)			8,857,299
Liabilities in Excess of Other Assets - (9.4)%			(764,613)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$8,092,686
two			–%
Percentages are stated as a percent of net assets. The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $771,045.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Grayscale Bitcoin Miners ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,087,442	$–	$–	$8,087,442
Investments Purchased with Proceeds from Securities Lending	764,105	–	–	764,105
Money Market Funds	5,752	–	–	5,752
Total Investments	$8,857,299	$–	$–	$8,857,299

Refer to the Schedule of Investments for further disaggregation of investment categories.